Basic and Diluted Loss Per Share (Tables)	3 Months Ended
Mar. 31, 2021
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Loss Per Share

	For the Three Months Ended March 31,
	2021	2020
	(in thousands, except per share data)
	£	£
Loss for the period	(9,761)	(3,966)

Basic and diluted weighted average number of shares	51,649	32,479

	£	£
Basic and diluted loss per share	(0.19)	(0.12)